Inventories	12 Months Ended
Mar. 31, 2019
Inventory Disclosure [Abstract]
Inventories

4. Inventories

Inventories, net of allowances, by major categories are summarized as follows:

	March 31,
	2018	2019

Raw materials	$6,961	$7,020
Work-in-progress	3,698	3,884
Finished goods	2,274	2,126
	$12,933	$13,030

Obsolescence allowance for inventory is as follows:

	Year ended March 31
	2017	2018	2019

Balance at beginning of the year	$3,635	$3,570	$3,634
(Usage) additional charges, net	(65)	296	256
Written off	-	(232)	-
Balance at the end of the year	$3,570	$3,634	$3,890